Submission	Aug. 29, 2025
Submission [Line Items]
Central Index Key	0002019042
Registrant Name	ANEW HEALTH LIMITED
Registration File Number	333-285657
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A